Unaudited Interim Condensed Consolidated Balance Sheets - USD ($)		Mar. 31, 2026	Sep. 30, 2025
Current assets:
Cash and cash equivalents		$ 811,852	$ 517,338
Accounts receivable, net		6,431,393	11,462,009
Notes receivable		144,876	19,806
Inventories, net		2,059,808	381,144
Advances to suppliers		17,656,162	9,282,753
Prepaid expenses and other current assets		3,820,096	7,725,054
Total current assets		39,198,105	37,550,743
Non-current assets:
Property, plant and equipment, net		11,122,178	9,835,010
Intangible assets, net		5,251,498
Land use right, net		1,653,045	1,618,859
Long-term investments, net		11,323,147	11,004,115
Other non-current assets		2,067,982	9,050,951
Total non-current assets		31,417,850	31,508,935
Total assets		70,615,955	69,059,678
Current liabilities:
Short-term borrowings		3,769,208	3,371,260
Long-term borrowings, current		1,687,446	1,632,252
Accounts payable		457,930	281,165
Advances from customers		124,739	160,687
Income tax payable		140,635	104,808
Accrued expenses and other payables		1,023,841	941,080
Total current liabilities		12,783,938	11,681,932
Non-current liabilities:
Long-term borrowings		5,784,285	6,425,060
Total non-current liabilities		5,784,285	6,425,060
Total liabilities		18,568,223	18,106,992
Commitments and contingencies (Note 19)
EQUITY
Ordinary shares (par value of $150.00 per share and no par value; 1,000,000,000 shares authorized; 4,880 and 139,232 shares issued and outstanding as of September 30, 2025 and March 31, 2026, respectively)*	[1]		732,031
Subscription receivable		(9,600,000)	(7,800)
Additional paid-in capital		94,649,132	81,240,651
Statutory reserve		106,644	106,655
Accumulated deficits		(34,129,918)	(30,520,902)
Accumulated other comprehensive loss		(1,526,219)	(3,156,108)
Total EZGO Technologies Ltd.’s shareholders’ equity		49,499,639	48,394,527
Non-controlling interests		2,548,093	2,558,159
Total equity		52,047,732	50,952,686
Total liabilities and equity		70,615,955	69,059,678
Related Party
Current assets:
Amounts due from related parties, current		8,273,918	8,162,639
Current liabilities:
Amounts due to related parties, current		$ 5,580,139	$ 5,190,680

[1]	Giving retroactive effect to the 150 to 1 reverse share split on May 19, 2026, and the 25 to 1 reverse share split on November 7, 2025.